Filed under Rule 497(k)

Registration No. 002-86188

ANCHOR SERIES TRUST

SA Wellington Growth Portfolio

SA Wellington Growth and Income Portfolio

SA Wellington Natural Resources Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement dated October 23, 2018 to the Summary Prospectuses,

each dated May 1, 2018, as supplemented to date

Effective October 22, 2018, each Portfolio reorganized into the SA AB Growth Portfolio, a series of SunAmerica Series Trust. Accordingly, the Portfolios are no longer offered.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.